Financing Arrangements (Summary of Debt) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Long-term debt, including current maturities	$ 5,357	$ 4,699
Other, net	(15)	(22)
Less current maturities	298	559
Total long-term debt	5,059	4,140
Senior Note - 0.63%, maturing 2020
Debt Instrument [Line Items]
Long-term debt, including current maturities	$ 0	561
Stated interest rate	0.63%
Senior Note - 4.85%, maturing 2021
Debt Instrument [Line Items]
Long-term debt, including current maturities	$ 300	300
Stated interest rate	4.85%
Senior Note - 4.70%, maturing 2022
Debt Instrument [Line Items]
Long-term debt, including current maturities	$ 300	300
Stated interest rate	4.70%
Senior Note - 3.70%, maturing 2023
Debt Instrument [Line Items]
Long-term debt, including current maturities	$ 250	250
Stated interest rate	3.70%
Senior Note - 4.00%, maturing 2024
Debt Instrument [Line Items]
Long-term debt, including current maturities	$ 300	300
Stated interest rate	4.00%
Senior Note - 3.70%, maturing 2025
Debt Instrument [Line Items]
Long-term debt, including current maturities	$ 350	350
Stated interest rate	3.70%
Senior Note - 1.25% Maturing 2026
Debt Instrument [Line Items]
Long-term debt, including current maturities	$ 606	556
Stated interest rate	1.25%
Senior Note - 1.10% Maturing 2027
Debt Instrument [Line Items]
Long-term debt, including current maturities	$ 727	667
Stated interest rate	1.10%
Senior Note - 0.50% Maturing 2028
Debt Instrument [Line Items]
Long-term debt, including current maturities	$ 607	0
Stated interest rate	0.50%
Senior Note - 4.75%, maturing 2029
Debt Instrument [Line Items]
Long-term debt, including current maturities	$ 693	692
Stated interest rate	4.75%
Senior Note - 5.15%, maturing 2043
Debt Instrument [Line Items]
Long-term debt, including current maturities	$ 249	249
Stated interest rate	5.15%
Senior Note - 4.50%, maturing 2046
Debt Instrument [Line Items]
Long-term debt, including current maturities	$ 497	496
Stated interest rate	4.50%
Senior Note - 4.60%, maturing 2050
Debt Instrument [Line Items]
Long-term debt, including current maturities	$ 493	$ 0
Stated interest rate	4.60%